Document and Entity Information	0 Months Ended
Dec. 13, 2013
Risk/Return:
Document Type	497
Document Period End Date	Dec. 13, 2013
Registrant Name	SMALLCAP WORLD FUND INC
Central Index Key	0000858744
Amendment Flag	false
Document Creation Date	Dec. 13, 2013
Document Effective Date	Dec. 13, 2013
Prospectus Date	Dec. 01, 2013
SMALLCAP WORLD FUND INC | Class A
Risk/Return:
Trading Symbol	SMCWX
SMALLCAP WORLD FUND INC | Class R-1
Risk/Return:
Trading Symbol	RSLAX
SMALLCAP WORLD FUND INC | Class R-2
Risk/Return:
Trading Symbol	RSLBX
SMALLCAP WORLD FUND INC | Class R-3
Risk/Return:
Trading Symbol	RSLCX
SMALLCAP WORLD FUND INC | Class R-4
Risk/Return:
Trading Symbol	RSLEX
SMALLCAP WORLD FUND INC | Class R-5
Risk/Return:
Trading Symbol	RSLFX
SMALLCAP WORLD FUND INC | Class B
Risk/Return:
Trading Symbol	SCWBX
SMALLCAP WORLD FUND INC | Class C
Risk/Return:
Trading Symbol	SCWCX
SMALLCAP WORLD FUND INC | Class F-1
Risk/Return:
Trading Symbol	SCWFX
SMALLCAP WORLD FUND INC | Class 529-A
Risk/Return:
Trading Symbol	CSPAX
SMALLCAP WORLD FUND INC | Class 529-B
Risk/Return:
Trading Symbol	CSPBX
SMALLCAP WORLD FUND INC | Class 529-C
Risk/Return:
Trading Symbol	CSPCX
SMALLCAP WORLD FUND INC | Class 529-E
Risk/Return:
Trading Symbol	CSPEX
SMALLCAP WORLD FUND INC | Class 529-F-1
Risk/Return:
Trading Symbol	CSPFX
SMALLCAP WORLD FUND INC | Class F-2
Risk/Return:
Trading Symbol	SMCFX
SMALLCAP WORLD FUND INC | Class R-6
Risk/Return:
Trading Symbol	RLLGX